iShares
®
U.S. Regional Banks ETF
Schedule of Investments
(unaudited)
December 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Diversified Banks  —  11 .7%
U.S. Bancorp ............................ 1,862,723 $ 81,233,350
a
Regional Banks  —  86 .7%
Bank OZK .............................. 152,501 6,109,190
BOK Financial Corp. ........................ 39,760 4,126,690
Citizens Financial Group, Inc. ................. 678,482 26,711,836
Comerica, Inc. ............................ 180,406 12,060,141
Commerce Bancshares, Inc. .................. 157,110 10,694,478
Cullen/Frost Bankers, Inc. .................... 88,581 11,843,280
East West Bancorp, Inc. ..................... 194,176 12,796,198
Fifth Third Bancorp ........................ 945,615 31,025,628
First Citizens BancShares, Inc. , Class A ........... 16,365 12,410,561
First Financial Bankshares, Inc. ................ 178,825 6,151,580
First Horizon Corp. ......................... 739,262 18,111,919
First Republic Bank ........................ 252,006 30,717,011
FNB Corp. .............................. 483,258 6,306,517
Glacier Bancorp, Inc. ....................... 152,290 7,526,172
Home BancShares, Inc. ..................... 261,331 5,955,733
Huntington Bancshares, Inc. .................. 1,987,587 28,024,977
KeyCorp ................................ 1,285,309 22,390,083
M&T Bank Corp. .......................... 237,801 34,495,413
Pinnacle Financial Partners, Inc. ................ 105,117 7,715,588
PNC Financial Services Group, Inc. (The) ......... 555,634 87,756,834
Popular, Inc. ............................. 100,147 6,641,749
Prosperity Bancshares, Inc. ................... 125,540 9,124,247
Regions Financial Corp. ..................... 1,287,342 27,755,094
Signature Bank ........................... 86,692 9,988,652
SVB Financial Group
(a) (b)
..................... 81,425 18,739,150
Synovus Financial Corp. ..................... 200,391 7,524,682
Truist Financial Corp. ....................... 1,827,823 78,651,224
UMB Financial Corp. ....................... 59,780 4,992,826
Umpqua Holdings Corp. ..................... 299,024 5,337,578
Security Shares Value
a
Regional Banks (continued)
United Bankshares, Inc. ..................... 188,314 $ 7,624,834
Valley National Bancorp ..................... 578,995 6,548,433
Webster Financial Corp. ..................... 239,724 11,348,534
Western Alliance Bancorp .................... 149,743 8,918,693
Wintrust Financial Corp. ..................... 83,713 7,075,423
Zions Bancorp NA ......................... 206,122 10,132,958
603,333,906
a
Thrifts & Mortgage Finance  —  1 .3%
New York Community Bancorp, Inc. ............. 936,618 8,054,915
TFS Financial Corp. ........................ 65,837 948,711
9,003,626
a
Total Long-Term  Investments — 99.7%
(Cost: $ 882,085,678 ) ................................ 693,570,882
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.53%
(c) (d) (e)
............................ 2,705,639 2,706,451
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.12%
(c) (d)
............................. 1,011,661 1,011,661
a
Total Short-Term Securities — 0.5%
(Cost: $ 3,718,112 ) .................................. 3,718,112
Total Investments — 100.2%
(Cost: $ 885,803,790 ) ................................ 697,288,994
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (1,678,370)
Net Assets — 100.0% ................................. $ 695,610,624
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
  Shares Held
at 12/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 5,957,651  $ —  $ (3,250,491)
(a)
$ (709) $ —  $ 2,706,451  2,705,639  $ 9,472
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 1,697,000  —  (685,339)
(a)
—  —  1,011,661  1,011,661  19,018  1
$ (709) $ —
$ 3,718,112
$ 28,490  $ 1
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
U.S. Regional Banks ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 19 03/17/23 $ 2,016 $ (16,658)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 693,570,882  $ —  $ —  $ 693,570,882
Short-Term Securities
Money Market Funds ...................................... 3,718,112  —  —  3,718,112
$ 697,288,994  $ —  $ —  $ 697,288,994
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (16,658) $ —  $ —  $ (16,658)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.